Segment Information - Reconciliation of the gross profit from continuing operation to profit (loss) before taxation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [abstract]
Gross profit	$ 48,790	$ 9,277	$ 1,173
Other income and other net gains	614	2,006	4,133
Selling and marketing expenses	(35,540)	(5,413)	(5,462)
Research and development expenses	(5,132)	(9,051)	(9,172)
Impairment loss of goodwill	(6,815)	0	0
Administrative and other operating expenses	(46,398)	(33,090)	(29,116)
Fair value gain/(loss) on financial assets at fair value through profit or loss	780	(8,869)	(7,135)
Gain on warrant exchange	36,657	0	0
Fair value (loss)/gain on warrant liabilities	(17,943)	49	3,351
Unrealized fair value loss on digital assets	(9,725)	0	0
Gain on partial disposal of an equity-accounted investee	0	1,244	0
Share of loss of equity-accounted investees, net of tax	(1,260)	(2,010)	(670)
Other finance costs	(241)	(168)	(46)
Loss before taxation	$ (36,213)	$ (46,025)	$ (42,944)